Note 21 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax, net of refunds	$ 70,345	$ 118,175
Interest	89,926	96,203
Dividends declared but not paid	$ 7,592	$ 7,132